Long-Term Notes Payable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Notes Payable, Net

NOTE 6 – NOTE PAYABLE

On January 28, 2015, the Company received a short-term loan of $30,000. The loan accrued interest at the rate of 3% per annum. Principal and interest were due on April 28, 2015. Interest accrued and expensed on this short-term loan was $69 and $222 for the three and nine-months ended September 30, 2015, respectively.

This note and accrued interest were converted on April 28, 2015 into securities of the Company at $0.30 per unit. Each unit consisted of one share of restricted common stock (100,739 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020. “Most favored nation” rights are available to the purchaser of such units as described in the Subscription Agreement.

NOTE 6 – LONG-TERM NOTES PAYABLE, net

The Company’s notes payable outstanding were as follows as of:

	December 31, 2014	December 31, 2013
2008 Unsecured promissory note. Originated on November 12, 2008. Principal of $100,000 with $45,000 to be repaid by June 30, 2009, with $10,000 in monthly payments thereafter until repaid in full. Required a one-time interest payment of $15,000. This note was paid in full on February 7, 2014.	$-	$55,000
2009 Non-mandatorily convertible, unsecured note. Originated on March 31, 2009, principal of $500,000 accrues interest at 8% per annum. Principal and interest were due in full on March 31, 2014 or convertible at the option of the note holder into Series B preferred stock at a rate of $0.45 per share. A warrant to purchase 222,222 shares of preferred Series B stock was issued in conjunction with this note. This note was paid in full on February 7, 2014.	-	500,000
2013 Bridge Loan. Principal from existing notes in the amount of $3,180,806 (comprised of $2,621,195 in principal outstanding as of December 31, 2012 and $559,611 in new principal issued from January through April 2013) along with accrued interest of $467,438 were converted into a 2013 Bridge Loan along with $4,840,792 of new principal. These notes accrued interest at 10% per annum with outstanding principal and interest due in 2014. These notes converted into common shares as part of the February 7, 2014 reverse acquisition transaction.	-	8,489,036
2014 Bridge Loan. Originated in January 2014. Principal of $2,076,000 issued in January 2014. These notes accrued interest at 10% per annum with outstanding principal and interest due in 2014. These notes converted into common shares as part of the February 7, 2014 reverse acquisition transaction.	-	-
Total notes payable	-	9,044,036

Current maturities of long-term, net of discount	-	9,039,444
Discount attributable to current maturities	-	4,592
Total current maturities	-	9,044,036
Long-term notes payable, less current maturities	$-	$-

Interest

Interest expense on these notes was $112,450 and $681,335, for the years ended December 31, 2014 and 2013, respectively.

Interest accrued on these notes as of December 31, 2014 and 2013, was $0 and $657,092, respectively.

Note conversion

The Company tested the conversion of the 2012 short-term unsecured promissory notes and 2010 to 2012 secured promissory notes to bridge loans in 2013 for potential extinguishment accounting. The fair market value of the notes prior to conversion as compared to the fair market value of the notes subsequent the conversion was less than a 10% difference and, as such, the notes were not considered to be substantially different.

Discount

A discount on these notes of $0 and $4,592, as of December 31, 2014 and December 31, 2013, respectively, was based on the fair value of detachable warrants issued at the time of funding. This discount was amortized straight-line over the underlying term of the note. Interest expense of $4,592 and $60,581, for the years ended December 31, 2014 and 2013, respectively, was recognized as amortization of this discount.

A summary of the debt discount activity for the years ended December 31, 2014 and 2013 is as follows:

Balance January 1, 2013	$65,173
Amortization of debt discount	(60,581)
Balance December 31, 2013	4,592
Amortization of debt discount	(4,592)
Balance at December 31, 2014	$-